Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	68 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
		Feb. 28, 2026		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000220628
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory California Bond Fund
Average Annual Return, Percent		1.16%		0.49%				1.77%
C000220607
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Growth and Tax Strategy Fund
Average Annual Return, Percent		7.37%		6.34%	8.05%
C000220605
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Growth and Tax Strategy Fund
Average Annual Return, Percent		8.00%		6.03%	7.67%
C000220623
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Precious Metals and Minerals Fund
Average Annual Return, Percent		172.21%		28.25%				19.08%
C000220633
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sustainable World Fund
Average Annual Return, Percent		16.77%		10.07%				11.90%
C000220611
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Tax Exempt Intermediate-Term Fund
Average Annual Return, Percent		2.14%		0.90%				1.98%
C000220616
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Tax Exempt Long-Term Fund
Average Annual Return, Percent		1.55%		0.65%				1.99%
C000220625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Tax Exempt Short-Term Fund
Average Annual Return, Percent		1.70%		1.37%				1.36%
C000220631
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Virginia Bond Fund
Average Annual Return, Percent		0.87%		0.32%				1.56%
Without Sales Load [Member] | C000220628
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%		0.94%				2.00%
Without Sales Load [Member] | C000034886
Average Annual Return [Line Items]
Average Annual Return, Percent		3.67%		1.17%				2.25%
Without Sales Load [Member] | C000220629
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%		1.24%	1.49%
Without Sales Load [Member] | C000114652
Average Annual Return [Line Items]
Average Annual Return, Percent		22.02%	[1]	9.22%				9.52%
Without Sales Load [Member] | C000114650
Average Annual Return [Line Items]
Average Annual Return, Percent		11.12%		4.18%				5.43%
Without Sales Load [Member] | C000114653
Average Annual Return [Line Items]
Average Annual Return, Percent		26.90%	[2]	11.73%				11.89%
Without Sales Load [Member] | C000034874
Average Annual Return [Line Items]
Average Annual Return, Percent		16.79%	[3]	6.00%				6.85%
Without Sales Load [Member] | C000034896
Average Annual Return [Line Items]
Average Annual Return, Percent		18.81%	[4]	7.03%				7.66%
Without Sales Load [Member] | C000114651
Average Annual Return [Line Items]
Average Annual Return, Percent		15.45%	[5]	4.66%				5.72%
Without Sales Load [Member] | C000034897
Average Annual Return [Line Items]
Average Annual Return, Percent		54.10%	[6]	7.63%				10.77%
Without Sales Load [Member] | C000066846
Average Annual Return [Line Items]
Average Annual Return, Percent		54.39%	[7]	7.83%				10.98%
Without Sales Load [Member] | C000158652
Average Annual Return [Line Items]
Average Annual Return, Percent		33.73%	[8]	15.03% [8]				12.29%
Without Sales Load [Member] | C000175754
Average Annual Return [Line Items]
Average Annual Return, Percent		6.50%		1.42%			2.19%
Without Sales Load [Member] | C000034899
Average Annual Return [Line Items]
Average Annual Return, Percent		6.42%		1.19%				1.81%
Without Sales Load [Member] | C000159210
Average Annual Return [Line Items]
Average Annual Return, Percent		6.51%		1.28%				1.90%
Without Sales Load [Member] | C000220607
Average Annual Return [Line Items]
Average Annual Return, Percent		9.85%		6.83%	8.48%
Without Sales Load [Member] | C000220605
Average Annual Return [Line Items]
Average Annual Return, Percent		9.00%		6.03%	7.67%
Without Sales Load [Member] | C000034866
Average Annual Return [Line Items]
Average Annual Return, Percent		10.17%		7.17%				8.32%
Without Sales Load [Member] | C000220606
Average Annual Return [Line Items]
Average Annual Return, Percent		10.14%		7.14%	8.79%
Without Sales Load [Member] | C000204424
Average Annual Return [Line Items]
Average Annual Return, Percent		40.15%	[9]	12.17%		10.14%
Without Sales Load [Member] | C000034872
Average Annual Return [Line Items]
Average Annual Return, Percent		39.90%	[10]	11.56%				10.67%
Without Sales Load [Member] | C000066841
Average Annual Return [Line Items]
Average Annual Return, Percent		40.01%	[11]	11.64%				10.76%
Without Sales Load [Member] | C000034877
Average Annual Return [Line Items]
Average Annual Return, Percent		3.31%		1.28%				2.10%
Without Sales Load [Member] | C000220622
Average Annual Return [Line Items]
Average Annual Return, Percent		3.36%		1.29%	1.60%
Without Sales Load [Member] | C000220623
Average Annual Return [Line Items]
Average Annual Return, Percent	[12]	188.85%		29.78%				19.79%
Without Sales Load [Member] | C000034879
Average Annual Return [Line Items]
Average Annual Return, Percent	[13]	189.68%		30.04%				19.96%
Without Sales Load [Member] | C000066842
Average Annual Return [Line Items]
Average Annual Return, Percent	[14]	189.85%		30.21%				20.21%
Without Sales Load [Member] | C000220633
Average Annual Return [Line Items]
Average Annual Return, Percent		23.89%	[15]	11.38%				12.57%
Without Sales Load [Member] | C000034893
Average Annual Return [Line Items]
Average Annual Return, Percent		24.29%	[16]	11.69%				12.88%
Without Sales Load [Member] | C000159208
Average Annual Return [Line Items]
Average Annual Return, Percent		24.33%	[17]	11.75%				12.94%
Without Sales Load [Member] | C000158651
Average Annual Return [Line Items]
Average Annual Return, Percent		18.81%	[18]	8.31%				9.32%
Without Sales Load [Member] | C000220611
Average Annual Return [Line Items]
Average Annual Return, Percent		4.48%		1.37%				2.21%
Without Sales Load [Member] | C000034870
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%		1.61%				2.46%
Without Sales Load [Member] | C000220612
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%		1.68%	2.08%
Without Sales Load [Member] | C000220616
Average Annual Return [Line Items]
Average Annual Return, Percent		3.89%		1.10%				2.22%
Without Sales Load [Member] | C000034873
Average Annual Return [Line Items]
Average Annual Return, Percent		4.10%		1.30%				2.44%
Without Sales Load [Member] | C000220617
Average Annual Return [Line Items]
Average Annual Return, Percent		4.05%		1.32%	1.85%
Without Sales Load [Member] | C000034887
Average Annual Return [Line Items]
Average Annual Return, Percent		2.09%		1.79%				1.19%
Without Sales Load [Member] | C000220625
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%		1.83%				1.59%
Without Sales Load [Member] | C000034881
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%		2.03%				1.82%
Without Sales Load [Member] | C000220626
Average Annual Return [Line Items]
Average Annual Return, Percent		4.45%		2.10%	2.19%
Without Sales Load [Member] | C000034889
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%		3.12%				1.96%
Without Sales Load [Member] | C000220631
Average Annual Return [Line Items]
Average Annual Return, Percent		3.17%		0.78%				1.79%
Without Sales Load [Member] | C000034891
Average Annual Return [Line Items]
Average Annual Return, Percent		3.32%		1.01%				2.01%
Without Sales Load [Member] | C000220632
Average Annual Return [Line Items]
Average Annual Return, Percent		3.45%		1.07%	1.38%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		6.53%		0.78%				2.42%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		6.53%		0.78%				2.42%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.26%		0.42%			2.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.26%		0.42%				1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.26%		0.42%				1.97%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.99%		14.19%	17.13%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.99%		14.19%	17.13%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.99%		14.19%				15.50%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.99%		14.19%	17.13%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		34.63%		10.78%		9.60%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		34.63%		10.78%				10.26%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		34.63%		10.78%				10.26%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		24.19%		11.72%				12.97%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
Lipper California Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper California Municipal Debt Funds Index
Average Annual Return, Percent		3.91%		1.17%				2.25%
Lipper California Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper California Municipal Debt Funds Index
Average Annual Return, Percent		3.91%		1.17%				2.25%
Lipper California Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper California Municipal Debt Funds Index
Average Annual Return, Percent		3.91%		1.17%	1.55%
Cornerstone Aggressive Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cornerstone Aggressive Composite Index
Average Annual Return, Percent		21.37%		9.58%				11.04%
Cornerstone Conservative Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cornerstone Conservative Composite Index
Average Annual Return, Percent		10.17%		3.01%				4.59%
Cornerstone Equity Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cornerstone Equity Composite Index
Average Annual Return, Percent		24.96%		11.53%				12.90%
Cornerstone Moderate Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cornerstone Moderate Composite Index
Average Annual Return, Percent		15.68%		6.31%				7.88%
Cornerstone Moderately Aggressive Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cornerstone Moderately Aggressive Composite Index
Average Annual Return, Percent		17.62%		7.38%				8.90%
Cornerstone Moderately Conservative Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cornerstone Moderately Conservative Composite Index
Average Annual Return, Percent		13.75%		5.21%				6.78%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		49.96%		6.31%				10.68%
Lipper Emerging Markets Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Emerging Market Funds Index
Average Annual Return, Percent		50.58%		6.15%				10.86%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		49.96%		6.31%				10.68%
Lipper Emerging Markets Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Emerging Market Funds Index
Average Annual Return, Percent		50.58%		6.15%				10.86%
MSCI World High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Average Annual Return, Percent		23.02%		11.31%				9.95%
Lipper Global Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Equity Income Funds Index
Average Annual Return, Percent		26.57%		11.92%				10.35%
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Average Annual Return, Percent		6.42%		0.88%			1.87%
Lipper Intermediate U.S. Government Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Intermediate U.S. Government Funds Index
Average Annual Return, Percent		6.07%		0.31%			1.60%
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Average Annual Return, Percent		6.42%		0.88%				1.64%
Lipper Intermediate U.S. Government Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Intermediate U.S. Government Funds Index
Average Annual Return, Percent		6.07%		0.31%				1.36%
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Average Annual Return, Percent		6.42%		0.88%				1.64%
Lipper Intermediate U.S. Government Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Intermediate U.S. Government Funds Index
Average Annual Return, Percent		6.07%		0.31%				1.36%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Composite Index
Average Annual Return, Percent		10.19%		7.21%	8.77%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Composite Index
Average Annual Return, Percent		10.19%		7.21%	8.77%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%				2.43%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Composite Index
Average Annual Return, Percent		10.19%		7.21%				8.49%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.96%		1.44%	1.64%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Composite Index
Average Annual Return, Percent		10.19%		7.21%	8.77%
Lipper International Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper International Funds Index
Average Annual Return, Percent		32.69%		9.87%		9.67%
Lipper International Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper International Funds Index
Average Annual Return, Percent		32.69%		9.87%				10.40%
Lipper International Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper International Funds Index
Average Annual Return, Percent		32.69%		9.87%				10.40%
Lipper New York Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper New York Municipal Debt Funds Index
Average Annual Return, Percent		3.69%		1.17%				2.29%
Lipper New York Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper New York Municipal Debt Funds Index
Average Annual Return, Percent		3.69%		1.17%	1.60%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Gold Miners Investable Market Index
Average Annual Return, Percent		203.77%		32.79%				21.34%
Lipper Precious Metals Equity Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Precious Metals Equity Funds Index
Average Annual Return, Percent		191.17%		29.78%				20.02%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Gold Miners Investable Market Index
Average Annual Return, Percent		203.77%		32.79%				21.34%
Lipper Precious Metals Equity Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Precious Metals Equity Funds Index
Average Annual Return, Percent		191.17%		29.78%				20.02%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Gold Miners Investable Market Index
Average Annual Return, Percent		203.77%		32.79%				21.34%
Lipper Precious Metals Equity Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Precious Metals Equity Funds Index
Average Annual Return, Percent		191.17%		29.78%				20.02%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Funds Index
Average Annual Return, Percent		20.24%		9.43%				11.76%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Funds Index
Average Annual Return, Percent		20.24%		9.43%				11.76%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Funds Index
Average Annual Return, Percent		20.24%		9.43%				11.76%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		6.53%		0.78%				2.42%
Bloomberg Barclays Municipal 1-15 Years Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Years Blend Index
Average Annual Return, Percent		5.61%		1.74%				2.34%
Lipper Intermediate Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Intermediate Municipal Debt Funds Index
Average Annual Return, Percent		5.21%		1.71%				2.28%
Bloomberg Barclays Municipal 1-15 Years Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Years Blend Index
Average Annual Return, Percent		5.61%		1.74%				2.34%
Lipper Intermediate Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Intermediate Municipal Debt Funds Index
Average Annual Return, Percent		5.21%		1.71%				2.28%
Bloomberg Barclays Municipal 1-15 Years Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Years Blend Index
Average Annual Return, Percent		5.61%		1.74%	1.84%
Lipper Intermediate Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Intermediate Municipal Debt Funds Index
Average Annual Return, Percent		5.21%		1.71%	1.92%
Lipper General & Insured Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper General & Insured Municipal Debt Funds Index
Average Annual Return, Percent		4.26%		1.33%				2.50%
Lipper General & Insured Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper General & Insured Municipal Debt Funds Index
Average Annual Return, Percent		4.26%		1.33%				2.50%
Lipper General & Insured Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper General & Insured Municipal Debt Funds Index
Average Annual Return, Percent		4.26%		1.33%	1.83%
Bloomberg Barclays Municipal Short (1-5 Years) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Short (1-5 Years) Index
Average Annual Return, Percent		4.35%		1.67%				1.71%
Lipper Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Municipal Debt Funds Index
Average Annual Return, Percent		3.73%		1.93%				1.61%
Bloomberg Barclays Municipal Short (1-5 Years) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Short (1-5 Years) Index
Average Annual Return, Percent		4.35%		1.67%				1.71%
Lipper Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Municipal Debt Funds Index
Average Annual Return, Percent		3.73%		1.93%				1.61%
Bloomberg Barclays Municipal Short (1-5 Years) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Short (1-5 Years) Index
Average Annual Return, Percent		4.35%		1.67%	1.66%
Lipper Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Municipal Debt Funds Index
Average Annual Return, Percent		3.73%		1.93%	1.88%
Lipper Virginia Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Virginia Municipal Debt Funds Index
Average Annual Return, Percent		3.89%		0.92%				1.82%
Lipper Virginia Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Virginia Municipal Debt Funds Index
Average Annual Return, Percent		3.89%		0.92%				1.82%
Lipper Virginia Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Virginia Municipal Debt Funds Index
Average Annual Return, Percent		3.89%		0.92%	1.15%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[12]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[13]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[14]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[15]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[16]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[17]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[18]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.